UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2014 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 99.9%
	Diversified - 5.3%
17,586	Cousins Properties, Inc.	$189,049
17,160	Liberty Property Trust	624,624
9,808	Vornado Realty Trust	900,669
		1,714,342
	Industrial - 5.0%
38,973	Prologis, Inc.	1,510,593
5,026	STAG Industrial, Inc.	107,858
		1,618,451
	Office - 10.5%
8,551	Alexandria Real Estate Equities, Inc.	599,682
22,896	BioMed Realty Trust, Inc.	446,701
10,918	Boston Properties, Inc.	1,180,127
18,829	Brandywine Realty Trust	268,313
6,572	Government Properties Income Trust	162,328
10,717	Highwoods Properties, Inc.	398,029
19,864	Piedmont Office Realty Trust, Inc., Class A	331,133
		3,386,313
	Residential - 14.9%
5,194	American Campus Communities, Inc.	180,544
17,706	Apartment Investment & Management Co., Class A	495,237
9,401	AvalonBay Communities, Inc.	1,161,024
10,144	Camden Property Trust	627,102
13,798	Education Realty Trust, Inc.	124,596
12,956	Equity Residential	717,503
8,904	Mid-America Apartment Communities, Inc.	574,664
6,481	Post Properties, Inc.	304,153
26,385	UDR, Inc.	642,211
		4,827,034
	Retail - 26.2%
20,350	CBL & Associates Properties, Inc.	345,746
81,980	DDR Corp.	1,284,626
6,297	Federal Realty Investment Trust	686,373
49,872	General Growth Properties, Inc.	1,004,422
17,396	Glimcher Realty Trust	148,910
8,193	Macerich Co. (The)	463,724
19,473	National Retail Properties, Inc.	646,504
7,213	Ramco-Gershenson Properties Trust	115,192
12,395	Realty Income Corp.	505,468
25,735	Retail Opportunity Investments Corp.	372,128
18,833	Simon Property Group, Inc.	2,916,102
		8,489,195
	Specialized - 38.0%
27,034	American Tower Corp.	2,186,510
5,768	Chesapeake Lodging Trust	140,451
23,391	DiamondRock Hospitality Co.	270,868
10,184	HCP, Inc.	398,704
34,155	Health Care REIT, Inc.	1,978,258
11,379	Healthcare Realty Trust, Inc.	260,807
20,597	Hersha Hospitality Trust	111,842
43,153	Host Hotels & Resorts, Inc.	793,584
11,419	LaSalle Hotel Properties	351,248
8,250	National Health Investors, Inc.	519,502
8,859	OMEGA Healthcare Investors, Inc.	282,956
7,439	Pebblebrook Hotel Trust	224,137
7,704	Public Storage	1,214,073
10,646	Rayonier, Inc.	471,192
14,621	RLJ Lodging Trust	365,233
22,595	Senior Housing Properties Trust	508,839
19,952	Sunstone Hotel Investors, Inc.	255,984

5,528	Ventas, Inc.	$344,892
53,399	Weyerhaeuser Co.	1,595,562
		12,274,642
	Total Real Estate Investment Trusts (Cost $31,753,107)	32,309,977

	Money Market Fund - 0.1%
14,234	Invesco Premier Portfolio - Institutional Class(b) (Cost $14,234)	14,234

	Total Investments (Cost $31,767,341)(c) - 100.0%	32,324,211
	Other assets less liabilities - 0.0%	13,717
	Net Assets-100.0%	$32,337,928

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for Federal income tax purposes was $31,958,914. The net unrealized appreciation was $365,297 which consisted of aggregate gross unrealized appreciation of $1,171,371 and aggregate gross unrealized depreciation of $806,074.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Money Market Funds(a) - 81.1%
400,000	Invesco Premier Portfolio - Institutional Class (Cost $400,000)	$400,000
400,000	Invesco Premier Tax-Exempt Portfolio - Institutional Class (Cost $400,000)	400,000
200,000	STIT-Government & Agency Portfolio - Institutional Class (Cost $200,000)	200,000
400,000	STIT-STIC Prime Portfolio - Institutional Class (Cost $400,000)	400,000
400,000	STIT-Treasury Portfolio (Cost $400,000)	400,000

	Total Investments (Cost $1,800,000)(b) - 81.1%	1,800,000
	Other assets less liabilities(c) - 18.9%	419,604
	Net Assets - 100.0%	$2,219,604

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes.
(c)	Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Value	Unrealized Appreciation/ (Depreciation)

SGX FTSE China A50 Index Futures	334	February- 2014/Long	$2,212,750	$(42,632)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 43.2%
	Consumer Discretionary - 5.3%
1,382	Amazon.com, Inc.(b)	$495,710
241	AutoNation, Inc.(b)	11,903
127	AutoZone, Inc.(b)	62,873
800	Bed Bath & Beyond, Inc.(b)	51,080
1,019	Best Buy Co., Inc.	23,987
848	BorgWarner, Inc.	45,538
798	Cablevision Systems Corp., Class A	12,800
833	CarMax, Inc.(b)	37,577
1,633	Carnival Corp.	63,997
2,080	CBS Corp., Class B	122,138
115	Chipotle Mexican Grill, Inc.(b)	63,475
1,045	Coach, Inc.	50,045
9,714	Comcast Corp., Class A	528,927
1,059	D.R. Horton, Inc.	24,865
487	Darden Restaurants, Inc.	24,077
1,044	Delphi Automotive PLC (United Kingdom)	63,569
1,822	DIRECTV(b)	126,501
841	Discovery Communications, Inc., Class A(b)	67,095
1,098	Dollar General Corp.(b)	61,839
776	Dollar Tree, Inc.(b)	39,204
384	Expedia, Inc.	24,952
360	Family Dollar Stores, Inc.	22,255
14,703	Ford Motor Co.	219,957
183	Fossil Group, Inc.(b)	20,465
436	GameStop Corp., Class A	15,291
850	Gannett Co., Inc.	23,400
987	Gap, Inc. (The)	37,585
458	Garmin Ltd.	20,633
4,246	General Motors Co.(b)	153,196
575	Genuine Parts Co.	47,294
920	Goodyear Tire & Rubber Co. (The)	21,767
16	Graham Holdings Co., Class B	10,017
1,019	H&R Block, Inc.	30,978
824	Harley-Davidson, Inc.	50,833
252	Harman International Industries, Inc.	26,064
430	Hasbro, Inc.	21,122
5,249	Home Depot, Inc. (The)	403,386
928	International Game Technology	13,391
1,552	Interpublic Group of Cos., Inc. (The)	25,329
2,553	Johnson Controls, Inc.	117,744
750	Kohl’s Corp.	37,972
909	L Brands, Inc.	47,595
526	Leggett & Platt, Inc.	15,791
623	Lennar Corp., Class A	25,020
3,898	Lowe’s Cos., Inc.	180,438
1,374	Macy’s, Inc.	73,097
837	Marriott International, Inc., Class A	41,264
1,262	Mattel, Inc.	47,754
3,709	McDonald’s Corp.	349,277
669	Michael Kors Holdings Ltd.(b)	53,473
227	Mohawk Industries, Inc.(b)	32,275
221	Netflix, Inc.(b)	90,462
1,071	Newell Rubbermaid, Inc.	33,094
1,856	News Corp., Class A(b)	29,622
2,785	NIKE, Inc., Class B	202,887
533	Nordstrom, Inc.	30,621
959	Omnicom Group, Inc.	69,604
400	O’Reilly Automotive, Inc.(b)	52,392
387	PetSmart, Inc.	24,381
192	priceline.com, Inc.(b)	219,819

1,285	PulteGroup, Inc.(b)	$26,111
304	PVH Corp.	36,744
222	Ralph Lauren Corp.	34,830
808	Ross Stores, Inc.	54,871
408	Scripps Networks Interactive, Inc., Class A	29,588
2,462	Staples, Inc.	32,400
2,809	Starbucks Corp.	199,776
714	Starwood Hotels & Resorts Worldwide, Inc.	53,343
2,356	Target Corp.	133,444
410	Tiffany & Co.	34,108
1,051	Time Warner Cable, Inc.	140,067
3,372	Time Warner, Inc.	211,863
2,651	TJX Cos., Inc. (The)	152,061
520	Tractor Supply Co.	34,585
413	TripAdvisor, Inc.(b)	31,879
7,315	Twenty-First Century Fox, Inc., Class A	232,763
407	Urban Outfitters, Inc.(b)	14,579
1,313	VF Corp.	76,745
1,513	Viacom, Inc., Class B	124,217
6,092	Walt Disney Co. (The)	442,340
293	Whirlpool Corp.	39,057
486	Wyndham Worldwide Corp.	34,477
301	Wynn Resorts Ltd.	65,443
1,660	Yum! Brands, Inc.	111,469
		7,286,457
	Consumer Staples - 4.1%
7,455	Altria Group, Inc.	262,565
2,453	Archer-Daniels-Midland Co.	96,844
1,617	Avon Products, Inc.	24,077
608	Beam, Inc.	50,646
604	Brown-Forman Corp., Class B	46,508
669	Campbell Soup Co.	27,570
481	Clorox Co. (The)	42,458
14,156	Coca-Cola Co. (The)	535,380
900	Coca-Cola Enterprises, Inc.	38,961
3,276	Colgate-Palmolive Co.	200,590
1,573	ConAgra Foods, Inc.	50,006
621	Constellation Brands, Inc., Class A(b)	47,612
1,629	Costco Wholesale Corp.	183,034
4,437	CVS Caremark Corp.	300,474
748	Dr Pepper Snapple Group, Inc.	35,814
954	Estee Lauder Cos., Inc. (The), Class A	65,578
2,364	General Mills, Inc.	113,519
558	Hershey Co. (The)	55,465
502	Hormel Foods Corp.	22,811
392	J.M. Smucker Co. (The)	37,785
959	Kellogg Co.	55,603
1,423	Kimberly-Clark Corp.	155,634
2,221	Kraft Foods Group, Inc.	116,269
1,940	Kroger Co. (The)	70,034
1,373	Lorillard, Inc.	67,579
492	McCormick & Co., Inc.,	31,577
753	Mead Johnson Nutrition Co.	57,898
589	Molson Coors Brewing Co., Class B	31,005
6,537	Mondelez International, Inc., Class A	214,087
506	Monster Beverage Corp.(b)	34,357
5,717	PepsiCo, Inc.	459,418
5,972	Philip Morris International, Inc.	466,652
10,133	Procter & Gamble Co. (The)	776,390
1,168	Reynolds American, Inc.	56,648
920	Safeway, Inc.	28,741
2,168	Sysco Corp.	76,053
1,012	Tyson Foods, Inc., Class A	37,849
3,246	Walgreen Co.	186,158
6,031	Wal-Mart Stores, Inc.	450,395
1,387	Whole Foods Market, Inc.	72,485
		5,682,529
	Energy - 4.4%
1,876	Anadarko Petroleum Corp.	151,374
1,488	Apache Corp.	119,427
1,652	Baker Hughes, Inc.	93,569
1,570	Cabot Oil & Gas Corp.	62,769
887	Cameron International Corp.(b)	53,193

Schedule of Investments(a)

1,884	Chesapeake Energy Corp.	$50,698
7,169	Chevron Corp.	800,276
4,567	ConocoPhillips	296,627
853	CONSOL Energy, Inc.	31,860
1,367	Denbury Resources, Inc.(b)	21,968
1,423	Devon Energy Corp.	84,270
259	Diamond Offshore Drilling, Inc.	12,572
871	Ensco PLC, Class A	43,872
1,018	EOG Resources, Inc.	168,214
562	EQT Corp.	52,159
16,284	Exxon Mobil Corp.	1,500,733
882	FMC Technologies, Inc.(b)	43,606
3,162	Halliburton Co.	154,970
399	Helmerich & Payne, Inc.	35,128
1,060	Hess Corp.	80,019
2,510	Kinder Morgan, Inc.	85,365
2,597	Marathon Oil Corp.	85,156
1,122	Marathon Petroleum Corp.	97,670
655	Murphy Oil Corp.	37,080
968	Nabors Industries Ltd.	16,533
1,596	National Oilwell Varco, Inc.	119,716
507	Newfield Exploration Co.(b)	12,558
945	Noble Corp. PLC	29,323
1,339	Noble Energy, Inc.	83,460
3,005	Occidental Petroleum Corp.	263,148
769	ONEOK, Inc.	52,669
1,006	Peabody Energy Corp.	17,152
2,235	Phillips 66	163,356
532	Pioneer Natural Resources Co.	90,078
668	QEP Resources, Inc.	20,635
609	Range Resources Corp.	52,490
463	Rowan Cos. PLC, Class A(b)	14,524
4,909	Schlumberger Ltd.	429,881
1,307	Southwestern Energy Co.(b)	53,182
2,498	Spectra Energy Corp.	89,803
495	Tesoro Corp.	25,502
1,263	Transocean Ltd.	54,663
2,011	Valero Energy Corp.	102,762
2,548	Williams Cos., Inc. (The)	103,169
749	WPX Energy, Inc.(b)	14,269
		5,971,448
	Financials - 7.0%
1,268	ACE Ltd.	118,951
1,737	Aflac, Inc.	109,049
1,696	Allstate Corp. (The)	86,835
3,434	American Express Co.	291,959
5,488	American International Group, Inc.	263,204
1,467	American Tower Corp. REIT	118,651
725	Ameriprise Financial, Inc.	76,589
1,122	Aon PLC (United Kingdom)	90,276
552	Apartment Investment & Management Co., Class A REIT	15,439
271	Assurant, Inc.	17,710
492	AvalonBay Communities, Inc. REIT	60,762
39,759	Bank of America Corp.	665,963
4,281	Bank of New York Mellon Corp. (The)	136,821
2,628	BB&T Corp.	98,313
6,710	Berkshire Hathaway, Inc., Class B(b)	748,836
474	BlackRock, Inc.	142,423
592	Boston Properties, Inc. REIT	63,989
2,149	Capital One Financial Corp.	151,741
1,038	CBRE Group, Inc., Class A(b)	27,548
4,325	Charles Schwab Corp. (The)	107,346
938	Chubb Corp. (The)	79,298
550	Cincinnati Financial Corp.	26,647
11,306	Citigroup, Inc.	536,244
1,175	CME Group, Inc.	87,843
682	Comerica, Inc.	31,236
1,786	Discover Financial Services	95,819
1,071	E*TRADE Financial Corp.(b)	21,441
1,283	Equity Residential REIT	71,053
3,291	Fifth Third Bancorp	69,177
1,505	Franklin Resources, Inc.	78,275

2,001	General Growth Properties, Inc. REIT	$40,300
1,842	Genworth Financial, Inc., Class A(b)	27,169
1,571	Goldman Sachs Group, Inc. (The)	257,832
1,667	Hartford Financial Services Group, Inc. (The)	55,428
1,673	HCP, Inc. REIT	65,498
1,076	Health Care REIT, Inc.	62,322
2,823	Host Hotels & Resorts, Inc. REIT	51,915
1,773	Hudson City Bancorp, Inc.	16,028
3,096	Huntington Bancshares, Inc.	28,081
429	IntercontinentalExchange Group, Inc.	89,571
1,652	Invesco Ltd.(c)	54,929
14,013	JPMorgan Chase & Co.	775,760
3,342	KeyCorp	42,644
1,564	Kimco Realty Corp. REIT	32,703
396	Legg Mason, Inc.	16,771
1,169	Leucadia National Corp.	31,949
978	Lincoln National Corp.	46,973
1,140	Loews Corp.	50,833
485	M&T Bank Corp.	54,082
511	Macerich Co. (The) REIT	28,923
2,046	Marsh & McLennan Cos., Inc.	93,523
1,009	McGraw-Hill Financial, Inc.	76,724
4,179	MetLife, Inc.	204,980
706	Moody’s Corp.	52,653
5,164	Morgan Stanley	152,390
431	NASDAQ OMX Group, Inc. (The)	16,443
837	Northern Trust Corp.	50,404
1,185	People’s United Financial, Inc.	16,839
651	Plum Creek Timber Co., Inc. REIT	28,039
1,983	PNC Financial Services Group, Inc.	158,402
1,020	Principal Financial Group, Inc.	44,441
2,058	Progressive Corp. (The)	47,828
1,847	Prologis, Inc. REIT	71,590
1,726	Prudential Financial, Inc.	145,657
544	Public Storage REIT	85,729
5,135	Regions Financial Corp.	52,223
1,120	Simon Property Group, Inc. REIT	173,421
1,626	SLM Corp.	37,008
1,636	State Street Corp.	109,530
1,995	SunTrust Banks, Inc.	73,855
973	T. Rowe Price Group, Inc.	76,322
337	Torchmark Corp.	25,326
1,357	Travelers Cos., Inc. (The)	110,297
6,808	U.S. Bancorp	270,482
974	Unum Group	31,363
1,117	Ventas, Inc. REIT	69,690
633	Vornado Realty Trust REIT	58,128
17,868	Wells Fargo & Co.	810,135
2,192	Weyerhaeuser Co. REIT	65,497
1,054	XL Group PLC	30,292
688	Zions Bancorp.	19,780
		9,578,140
	Health Care - 5.8%
5,764	Abbott Laboratories	211,308
5,930	AbbVie, Inc.	291,934
649	Actavis PLC(b)	122,648
1,370	Aetna, Inc.	93,612
1,233	Agilent Technologies, Inc.	71,699
731	Alexion Pharmaceuticals, Inc.(b)	116,032
1,108	Allergan, Inc.	126,977
857	AmerisourceBergen Corp.	57,607
2,811	Amgen, Inc.	334,368
2,023	Baxter International, Inc.	138,171
724	Becton, Dickinson and Co.	78,279
881	Biogen Idec, Inc.(b)	275,436
4,977	Boston Scientific Corp.(b)	67,339
6,138	Bristol-Myers Squibb Co.	306,716
290	C.R. Bard, Inc.	37,581
1,273	Cardinal Health, Inc.	86,589
788	CareFusion Corp.(b)	32,127
1,536	Celgene Corp.(b)	233,364
1,100	Cerner Corp.(b)	62,579

Schedule of Investments(a)

1,030	Cigna Corp.	$88,899
1,715	Covidien PLC	117,032
658	DaVita HealthCare Partners, Inc.(b)	42,724
532	DENTSPLY International, Inc.	24,546
408	Edwards Lifesciences Corp.(b)	26,569
3,696	Eli Lilly & Co.	199,621
3,004	Express Scripts Holding Co.(b)	224,369
884	Forest Laboratories, Inc.(b)	58,609
5,716	Gilead Sciences, Inc.(b)	460,995
618	Hospira, Inc.(b)	27,198
581	Humana, Inc.	56,531
142	Intuitive Surgical, Inc.(b)	57,876
10,517	Johnson & Johnson	930,439
326	Laboratory Corp. of America Holdings(b)	29,285
856	McKesson Corp.	149,295
3,721	Medtronic, Inc.	210,460
10,892	Merck & Co., Inc.	576,949
1,427	Mylan, Inc.(b)	64,800
311	Patterson Cos., Inc.	12,428
419	PerkinElmer, Inc.	18,268
496	Perrigo Co. PLC	77,207
24,159	Pfizer, Inc.	734,434
542	Quest Diagnostics, Inc.	28,455
293	Regeneron Pharmaceuticals, Inc.(b)	84,557
1,088	St. Jude Medical, Inc.	66,074
1,100	Stryker Corp.	85,360
370	Tenet Healthcare Corp.(b)	17,024
1,347	Thermo Fisher Scientific, Inc.	155,094
3,753	UnitedHealth Group, Inc.	271,267
394	Varian Medical Systems, Inc.(b)	32,036
871	Vertex Pharmaceuticals, Inc.(b)	68,844
317	Waters Corp.(b)	34,322
1,101	WellPoint, Inc.	94,686
637	Zimmer Holdings, Inc.	59,859
1,864	Zoetis, Inc.	56,591
		7,987,069
	Industrials - 4.7%
2,384	3M Co.	305,605
746	ADT Corp. (The)	22,410
333	Allegion PLC(b)	16,434
912	AMETEK, Inc.	45,071
2,577	Boeing Co. (The)	322,795
565	C.H. Robinson Worldwide, Inc.	33,075
2,372	Caterpillar, Inc.	222,754
375	Cintas Corp.	21,401
3,779	CSX Corp.	101,693
650	Cummins, Inc.	82,537
2,235	Danaher Corp.	166,262
1,427	Deere & Co.	122,665
3,189	Delta Air Lines, Inc.	97,615
635	Dover Corp.	54,966
142	Dun & Bradstreet Corp. (The)	15,620
1,769	Eaton Corp. PLC	129,296
2,624	Emerson Electric Co.	173,027
454	Equifax, Inc.	31,807
766	Expeditors International of Washington,
	Inc.	31,299
1,018	Fastenal Co.	44,721
1,110	FedEx Corp.	147,985
520	Flowserve Corp.	37,612
609	Fluor Corp.	46,260
1,247	General Dynamics Corp.	126,334
37,714	General Electric Co.	947,753
2,925	Honeywell International, Inc.	266,848
1,522	Illinois Tool Works, Inc.	120,040
999	Ingersoll-Rand PLC	58,731
634	Iron Mountain, Inc.	16,744
491	Jacobs Engineering Group, Inc.(b)	29,809
396	Joy Global, Inc.	20,905
411	Kansas City Southern	43,397
330	L-3 Communications Holdings, Inc.	36,653
1,003	Lockheed Martin Corp.	151,363
1,331	Masco Corp.	28,164

943	Nielsen Holdings NV	$39,879
1,151	Norfolk Southern Corp.	106,571
827	Northrop Grumman Corp.	95,560
1,320	PACCAR, Inc.	73,920
413	Pall Corp.	33,081
556	Parker Hannifin Corp.	63,034
743	Pentair Ltd.	55,227
753	Pitney Bowes, Inc.	18,960
541	Precision Castparts Corp.	137,820
805	Quanta Services, Inc.(b)	25,092
1,191	Raytheon Co.	113,228
1,007	Republic Services, Inc.	32,254
517	Robert Half International, Inc.	21,600
517	Rockwell Automation, Inc.	59,372
504	Rockwell Collins, Inc.	38,082
370	Roper Industries, Inc.	50,779
196	Ryder System, Inc.	13,953
217	Snap-On, Inc.	21,732
2,597	Southwest Airlines Co.	54,407
579	Stanley Black & Decker, Inc.	44,815
319	Stericycle, Inc.(b)	37,342
1,048	Textron, Inc.	37,204
1,734	Tyco International Ltd.	70,210
1,717	Union Pacific Corp.	299,170
2,665	United Parcel Service, Inc., Class B	253,788
3,147	United Technologies Corp.	358,821
230	W.W. Grainger, Inc.	53,930
1,627	Waste Management, Inc.	67,976
688	Xylem, Inc.	22,952
		6,420,410
	Information Technology - 8.1%
2,370	Accenture PLC, Class A	189,316
1,733	Adobe Systems, Inc.(b)	102,576
667	Akamai Technologies, Inc.(b)	31,803
182	Alliance Data Systems Corp.(b)	43,618
1,197	Altera Corp.	40,016
590	Amphenol Corp., Class A	51,259
1,159	Analog Devices, Inc.	55,945
3,354	Apple, Inc.	1,679,012
4,489	Applied Materials, Inc.	75,505
841	Autodesk, Inc.(b)	43,101
1,795	Automatic Data Processing, Inc.	137,497
2,011	Broadcom Corp., Class A	59,847
1,211	CA, Inc.	38,849
19,930	Cisco Systems, Inc.	436,666
695	Citrix Systems, Inc.(b)	37,579
1,128	Cognizant Technology Solutions Corp., Class A(b)	109,326
549	Computer Sciences Corp.	33,165
5,395	Corning, Inc.	92,848
4,343	eBay, Inc.(b)	231,048
1,152	Electronic Arts, Inc.(b)	30,413
7,671	EMC Corp.	185,945
289	F5 Networks, Inc.(b)	30,923
6,131	Facebook, Inc., Class A(b)	383,617
1,085	Fidelity National Information Services, Inc.	55,009
263	First Solar, Inc.(b)	13,303
961	Fiserv, Inc.(b)	53,864
528	FLIR Systems, Inc.	16,748
1,046	Google, Inc., Class A(b)	1,235,295
398	Harris Corp.	27,597
7,164	Hewlett-Packard Co.	207,756
18,530	Intel Corp.	454,726
3,805	International Business Machines Corp.	672,267
1,062	Intuit, Inc.	77,792
689	Jabil Circuit, Inc.	12,381
1,882	Juniper Networks, Inc.(b)	50,080
621	KLA-Tencor Corp.	38,173
605	Lam Research Corp.(b)	30,619
873	Linear Technology Corp.	38,883
2,031	LSI Corp.	22,402
3,859	MasterCard, Inc., Class A	292,049
739	Microchip Technology, Inc.	33,152

Schedule of Investments(a)

3,921	Micron Technology, Inc.(b)	$90,340
28,317	Microsoft Corp.	1,071,798
858	Motorola Solutions, Inc.	54,740
1,270	NetApp, Inc.	53,772
2,157	NVIDIA Corp.	33,865
13,081	Oracle Corp.	482,689
1,212	Paychex, Inc.	50,686
6,298	QUALCOMM, Inc.	467,438
706	Red Hat, Inc.(b)	39,889
2,068	Salesforce.com, Inc.(b)	125,176
842	SanDisk Corp.	58,561
1,216	Seagate Technology PLC	64,278
2,595	Symantec Corp.	55,559
1,530	TE Connectivity Ltd. (Switzerland)	86,460
609	Teradata Corp.(b)	25,042
4,080	Texas Instruments, Inc.	172,992
623	Total System Services, Inc.	18,615
480	Verisign, Inc.(b)	28,200
1,898	Visa, Inc., Class A	408,886
785	Western Digital Corp.	67,643
2,059	Western Union Co. (The)	31,709
4,314	Xerox Corp.	46,807
1,000	Xilinx, Inc.	46,420
3,517	Yahoo!, Inc.(b)	126,682
		11,160,217
	Materials - 1.5%
788	Air Products & Chemicals, Inc.	82,850
247	Airgas, Inc.	25,500
3,987	Alcoa, Inc.	45,890
403	Allegheny Technologies, Inc.	12,670
360	Avery Dennison Corp.	17,737
539	Ball Corp.	27,591
384	Bemis Co., Inc.	14,788
214	CF Industries Holdings, Inc.	49,404
571	Cliffs Natural Resources, Inc.	11,032
4,521	Dow Chemical Co. (The)	205,751
3,452	E.I. du Pont de Nemours & Co.	210,607
574	Eastman Chemical Co.	44,749
1,011	Ecolab, Inc.	101,646
497	FMC Corp.	35,103
3,870	Freeport-McMoRan Copper & Gold, Inc.	125,427
304	International Flavors & Fragrances, Inc.	26,351
1,654	International Paper Co.	78,962
1,628	LyondellBasell Industries NV, Class A	128,221
663	MeadWestvaco Corp.	23,914
1,960	Monsanto Co.	208,838
1,270	Mosaic Co. (The)	56,718
1,856	Newmont Mining Corp.	40,090
1,186	Nucor Corp.	57,343
615	Owens-Illinois, Inc.(b)	19,705
529	PPG Industries, Inc.	96,468
1,097	Praxair, Inc.	136,818
731	Sealed Air Corp.	22,800
321	Sherwin-Williams Co. (The)	58,827
446	Sigma-Aldrich Corp.	41,465
539	United States Steel Corp.	14,073
485	Vulcan Materials Co.	29,939
		2,051,277
	Telecommunication Services - 1.0%
19,637	AT&T, Inc.	654,305
2,203	CenturyLink, Inc.	63,579
1,277	Crown Castle International Corp. REIT(b)	90,616
3,726	Frontier Communications Corp.	17,512
10,668	Verizon Communications, Inc.	512,277
2,222	Windstream Holdings, Inc.	16,621
		1,354,910
	Utilities - 1.3%
2,448	AES Corp. (The)	34,419
443	AGL Resources, Inc.	21,167
904	Ameren Corp.	34,207
1,816	American Electric Power Co., Inc.	88,639
1,598	CenterPoint Energy, Inc.	37,393
992	CMS Energy Corp.	27,568

1,092	Consolidated Edison, Inc.	$59,416
2,164	Dominion Resources, Inc.	146,957
659	DTE Energy Co.	44,957
2,632	Duke Energy Corp.	185,872
1,214	Edison International	58,466
665	Entergy Corp.	41,915
3,194	Exelon Corp.	92,626
1,559	FirstEnergy Corp.	49,093
297	Integrys Energy Group, Inc.	16,139
1,605	NextEra Energy, Inc.	147,548
1,168	NiSource, Inc.	40,144
1,175	Northeast Utilities	51,465
1,206	NRG Energy, Inc.	33,587
931	Pepco Holdings, Inc.	18,089
1,675	PG&E Corp.	70,601
410	Pinnacle West Capital Corp.	21,578
2,349	PPL Corp.	71,809
1,886	Public Service Enterprise Group, Inc.	62,879
524	SCANA Corp.	24,770
847	Sempra Energy	78,525
3,287	Southern Co. (The)	135,556
761	TECO Energy, Inc.	12,465
844	Wisconsin Energy Corp.	36,014
1,855	Xcel Energy, Inc.	53,628
		1,797,492
	Total Common Stocks and Other Equity Interests (Cost $52,396,943)	59,289,949

	Money Market Fund - 48.0%
66,018,805	Invesco Premier Portfolio - Institutional Class(d) (Cost $66,018,805)	66,018,805
	Total Investments (Cost $118,415,748)(e) - 91.2%	125,308,754
	Other assets less liabilities(f) - 8.8%	12,111,745
	Net Assets - 100.0%	$137,420,499

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore Invesco Ltd. is considered to be affiliated. The table below shows the transactions in, and earnings from, the investments in Invesco Ltd. for the three months ended January 31, 2014.

	Value October 31, 2013	Pur- chases at Cost	Pro- ceeds from Sales	Change in Unrea- lized Appre- ciation/ (Depre- ciation)	Rea- lized Gain (Loss)	Value January 31, 2014	Divi- dend In- come
Invesco Ltd.	$72,596	$28,145	$(43,307)	$(2,155)	$(350)	$54,929	$532

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $6,893,006 which consisted of aggregate gross unrealized appreciation of $7,173,074 and aggregate gross unrealized depreciation of $280,068.
(f)	Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts
	Number of Contracts	Expiration Date/ Commitment	Value	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Futures	(333)	March-2014/Short	$(29,580,390)	$(14,822)
S&P 500 E-Mini Futures	(335)	June-2014/Short	(29,644,150)	(14,073)

			$(59,224,540)	$(28,895)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2014, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on futures contracts held in China-A Share Portfolio and S&P 500® Downside Hedged Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 31, 2014

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 31, 2014